ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE [Abstract]
Game license fees payable	$ 27,172,547
Fees payable to content and channel providers	9,048,431	12,015,995
Royalty fees payable	4,938,395	2,478,589
Others	1,452,951	852,449
Total	$ 42,612,324	$ 15,347,033